Receivables (Schedule Of Receivables) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Receivables [Abstract]
Receivables	$ 1,466.1	$ 1,375.1	$ 1,061.8
Allowance at beginning of year	(7.5)	(8.7)	(9.9)
Reversal of allowance	1.7	2.2	5.2
Addition to allowance	(4.7)	(2.1)	(7.2)
Write-off against allowance	2.0	0.9	3.5
Translation difference	0.2	0.2	(0.3)
Allowance at end of year	(8.3)	(7.5)	(8.7)
Total receivables, net of allowance	$ 1,457.8	$ 1,367.6	$ 1,053.1